Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Investment income	$ 2,451,731	$ 1,953,619	$ 179,069
Held-to-maturity securities	52,142,302	22,606,453
Held-to-maturity Securities
Schedule of Held-to-maturity Securities [Line Items]
Investment income	3,044,856	1,368,358	225,213
Interest receivable	539,586	527,771
Held-to-maturity Securities | Debt Securities of Certain Real Estate Funds
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities	$ 11,917,947